Net Fees and Commissions Income	12 Months Ended
Dec. 31, 2017
Fee and commission income (expense) [Abstract]
Net Fees And Commissions Income

35. NET FEES AND COMMISSIONS INCOME

(1)	Fees and commissions income recognized is as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2015	2016	2017
Banking fees(*)	676,114	660,556	673,582
Guarantee fees	78,922	66,549	65,779
Fees from project financing	15,521	20,213	13,394
Credit card fees	852,250	954,502	1,072,423
Brokerage fees	67,692	70,928	80,872
Others	66,841	92,722	163,148

Total	1,757,340	1,865,470	2,069,198

(*)	Banking fees include agency commission, fees income from electronic finance, fees income related to loan, fees for import letter of credit dealing, commission received on foreign exchange and others.

(2)	Fees and commissions expense incurred is as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2015	2016	2017
Fees paid	133,909	162,170	164,834
Credit card commissions	643,524	760,913	828,363
Brokerage commissions	615	739	558
Others	2,496	4,517	4,977

Total	780,544	928,339	998,732